Employee Benefit Plan (FY) (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 10, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
401(k) Retirement Plan [Member]
Employee Benefit Plans [Abstract]
Matching contributions	$ 406	$ 559	$ 967	$ 528